Quarterly Holdings Report
for
Fidelity® Dividend ETF For Rising Rates
October 31, 2021
T19-NPRT1-1221
1.9880053.105

Schedule of Investments October 31, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.6%
	Shares	Value
COMMUNICATION SERVICES – 9.4%
Diversified Telecommunication Services – 2.4%
AT&T, Inc.	180,099	$ 4,549,301
Lumen Technologies, Inc. (a)	238,550	2,829,203
Verizon Communications, Inc.	98,896	5,240,499
		12,619,003
Entertainment – 0.6%
Activision Blizzard, Inc.	38,182	2,985,450
Media – 6.4%
Cable One, Inc.	1,358	2,323,823
Comcast Corp. Class A	108,322	5,571,001
Fox Corp. Class A	93,970	3,734,368
News Corp. Class A	139,969	3,205,290
Nexstar Media Group, Inc. Class A	22,173	3,324,398
Omnicom Group, Inc.	44,167	3,006,889
Sirius XM Holdings, Inc. (a)	446,068	2,716,554
The Interpublic Group of Cos., Inc.	109,438	4,002,148
The New York Times Co. Class A	53,915	2,943,220
ViacomCBS, Inc. Class B	58,233	2,109,199
		32,936,890
TOTAL COMMUNICATION SERVICES		48,541,343
CONSUMER DISCRETIONARY – 12.3%
Distributors – 1.0%
Genuine Parts Co.	39,377	5,162,718
Hotels, Restaurants & Leisure – 2.3%
McDonald's Corp.	26,918	6,609,715
Starbucks Corp.	50,942	5,403,418
		12,013,133
Household Durables – 1.5%
Leggett & Platt, Inc.	88,711	4,156,110
Newell Brands, Inc.	147,917	3,385,820
		7,541,930
Multiline Retail – 1.3%
Target Corp.	26,125	6,782,573
Specialty Retail – 3.3%
Lowe's Cos., Inc.	30,752	7,190,433
The Home Depot, Inc.	26,646	9,905,384
		17,095,817
Textiles, Apparel & Luxury Goods – 2.9%
Hanesbrands, Inc.	247,408	4,215,832
NIKE, Inc. Class B	42,154	7,051,943
VF Corp.	50,904	3,709,883
		14,977,658
TOTAL CONSUMER DISCRETIONARY		63,573,829
CONSUMER STAPLES – 5.5%
Beverages – 2.0%
PepsiCo, Inc.	31,898	5,154,717
The Coca-Cola Co.	89,726	5,057,855
		10,212,572

	Shares	Value

Household Products – 1.3%
The Procter & Gamble Co.	46,359	$ 6,628,873
Tobacco – 2.2%
Altria Group, Inc.	72,071	3,179,052
British American Tobacco PLC	55,917	1,951,846
Japan Tobacco, Inc.	101,500	1,989,943
Philip Morris International, Inc.	44,870	4,242,010
		11,362,851
TOTAL CONSUMER STAPLES		28,204,296
ENERGY – 2.6%
Oil, Gas & Consumable Fuels – 2.6%
Chevron Corp.	34,396	3,937,998
Exxon Mobil Corp.	72,059	4,645,644
ONEOK, Inc.	28,241	1,796,692
The Williams Cos., Inc.	58,995	1,657,170
Valero Energy Corp.	21,089	1,630,812
TOTAL ENERGY		13,668,316
FINANCIALS – 12.1%
Banks – 9.0%
Bank of America Corp.	187,010	8,935,338
Citigroup, Inc.	73,988	5,117,010
JPMorgan Chase & Co.	59,185	10,054,940
The PNC Financial Services Group, Inc.	24,686	5,209,486
Truist Financial Corp.	74,070	4,701,223
US Bancorp	83,120	5,017,954
Wells Fargo & Co.	144,231	7,378,858
		46,414,809
Insurance – 1.7%
MetLife, Inc.	69,423	4,359,765
Prudential Financial, Inc.	41,667	4,585,453
		8,945,218
Mortgage Real Estate Investment Trusts (REITs) – 1.4%
AGNC Investment Corp.	192,205	3,059,904
Starwood Property Trust, Inc.	154,970	3,947,086
		7,006,990
TOTAL FINANCIALS		62,367,017
HEALTH CARE – 13.7%
Biotechnology – 3.0%
AbbVie, Inc.	74,494	8,542,227
Gilead Sciences, Inc.	103,032	6,684,716
		15,226,943
Health Care Providers & Services – 2.5%
UnitedHealth Group, Inc.	28,339	13,049,260
Pharmaceuticals – 8.2%
Bayer AG	91,504	5,153,810
GlaxoSmithKline PLC	323,819	6,696,293
Johnson & Johnson	67,397	10,977,623
Merck & Co., Inc.	104,121	9,167,854

Quarterly Report	2

Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Pharmaceuticals – continued
Organon & Co.	10,419	$382,898
Pfizer, Inc.	230,367	10,076,253
		42,454,731
TOTAL HEALTH CARE		70,730,934
INDUSTRIALS – 8.4%
Aerospace & Defense – 2.0%
General Dynamics Corp.	11,478	2,327,164
Lockheed Martin Corp.	6,982	2,320,258
Northrop Grumman Corp.	6,285	2,245,128
Raytheon Technologies Corp.	37,052	3,292,441
		10,184,991
Air Freight & Logistics – 0.7%
United Parcel Service, Inc. Class B	17,010	3,631,125
Construction & Engineering – 0.2%
ACS Actividades de Construccion y Servicios S.A.	41,449	1,085,489
Electrical Equipment – 1.0%
Eaton Corp. PLC	15,947	2,627,428
Emerson Electric Co.	23,133	2,244,132
		4,871,560
Industrial Conglomerates – 2.2%
3M Co.	14,584	2,605,869
CK Hutchison Holdings Ltd.	186,000	1,251,708
General Electric Co.	28,149	2,951,986
Honeywell International, Inc.	15,210	3,325,210
Jardine Matheson Holdings Ltd.	21,328	1,235,531
		11,370,304
Machinery – 1.6%
Caterpillar, Inc.	13,539	2,762,092
Cummins, Inc.	7,426	1,781,052
Illinois Tool Works, Inc.	10,214	2,327,464
PACCAR, Inc.	17,952	1,608,858
		8,479,466
Road & Rail – 0.7%
Union Pacific Corp.	14,689	3,545,925
TOTAL INDUSTRIALS		43,168,860
INFORMATION TECHNOLOGY – 27.8%
Communications Equipment – 1.6%
Cisco Systems, Inc.	148,734	8,324,642
IT Services – 5.2%
International Business Machines Corp.	48,225	6,032,947
Mastercard, Inc. Class A	24,108	8,088,716
The Western Union Co.	200,640	3,655,661
Visa, Inc. Class A	42,796	9,062,909
		26,840,233
Semiconductors & Semiconductor Equipment – 5.1%
Broadcom, Inc.	14,498	7,708,152

	Shares	Value

Intel Corp.	127,161	$ 6,230,889
QUALCOMM, Inc.	41,317	5,496,814
Texas Instruments, Inc.	37,593	7,047,935
		26,483,790
Software – 8.1%
Microsoft Corp.	110,619	36,683,473
NortonLifelock, Inc.	212,958	5,419,781
		42,103,254
Technology Hardware, Storage & Peripherals – 7.8%
Apple, Inc.	228,335	34,204,583
HP, Inc.	193,101	5,856,753
		40,061,336
TOTAL INFORMATION TECHNOLOGY		143,813,255
MATERIALS – 2.4%
Chemicals – 1.8%
Air Products & Chemicals, Inc.	6,354	1,904,993
Clariant AG	47,536	1,001,963
Dow, Inc.	27,278	1,526,750
Linde PLC (b)	10,445	3,334,044
LyondellBasell Industries N.V. Class A	14,458	1,341,991
		9,109,741
Containers & Packaging – 0.5%
Amcor PLC	111,103	1,341,013
International Paper Co.	24,754	1,229,531
		2,570,544
Metals & Mining – 0.1%
Fortescue Metals Group Ltd.	58,431	611,353
Paper & Forest Products – 0.0%
Sylvamo Corp. (b)	2,241	63,107
TOTAL MATERIALS		12,354,745
REAL ESTATE – 3.0%
Equity Real Estate Investment Trusts (REITs) – 3.0%
American Tower Corp.	8,374	2,361,217
Crown Castle International Corp.	9,465	1,706,540
Iron Mountain, Inc.	24,694	1,127,034
Omega Healthcare Investors, Inc.	21,201	622,461
Prologis, Inc.	15,496	2,246,300
Public Storage	4,852	1,611,737
Simon Property Group, Inc.	11,350	1,663,683
Ventas, Inc.	18,934	1,010,508
Vornado Realty Trust	20,135	858,355
Welltower, Inc.	16,137	1,297,415
WP Carey, Inc.	12,177	938,968
TOTAL REAL ESTATE		15,444,218
UTILITIES – 2.4%
Electric Utilities – 2.0%
Duke Energy Corp.	20,395	2,080,494
Exelon Corp.	36,981	1,967,019
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
UTILITIES – continued
Electric Utilities – continued
NextEra Energy, Inc.	36,773	$ 3,137,840
PPL Corp.	47,581	1,370,333
The Southern Co.	30,797	1,919,269
		10,474,955
Multi-Utilities – 0.4%
Dominion Energy, Inc.	24,826	1,885,038
TOTAL UTILITIES		12,359,993
TOTAL COMMON STOCKS (Cost $415,928,490)		514,226,806
Money Market Funds – 1.2%

Fidelity Cash Central Fund, 0.06% (c)	826,513	826,678
Fidelity Securities Lending Cash Central Fund, 0.06% (c)(d)	5,455,754	5,456,300
TOTAL MONEY MARKET FUNDS (Cost $6,282,978)		6,282,978
TOTAL INVESTMENT IN SECURITIES – 100.8% (Cost $422,211,468)		520,509,784
NET OTHER ASSETS (LIABILITIES) (e) – (0.8%)		(4,279,848)
NET ASSETS – 100.0%		$ 516,229,936

Legend
(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $92,000 of cash collateral to cover margin requirements for futures contracts.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini S&P 500 Index Future Contracts (United States)	8	December 2021	$1,838,800	$71,145	$71,145
The notional amount of futures purchased as a percentage of Net Assets is 0.4%
Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 0.06%	$654,480	$ 3,465,779	$ 3,293,581	$ 135	$—	$—	$ 826,678	0.0%
Fidelity Securities Lending Cash Central Fund, 0.06%	2,620,350	10,522,114	7,686,164	1,954	—	—	$5,456,300	0.0%
Total	$3,274,830	$13,987,893	$10,979,745	$2,089	$—	$—	$6,282,978
Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.
Quarterly Report	4

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
5	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
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Quarterly Report	6